                                                                       DOMESTIC


                          MORGAN GRENFELL INVESTMENT TRUST
                                INSTITUTIONAL SHARES

                       SUPPLEMENT DATED DECEMBER 17, 1998 TO
             PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED
                     FEBRUARY 25, 1998 (REVISED MARCH 6, 1998)


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"). IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS AND SAI.


FOR THE PROSPECTUS AND SAI:

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER
The investment adviser to the Funds, Morgan Grenfell Capital Management Incorporated, has changed its name to Morgan Grenfell Inc. All other information disclosed in the prospectus and SAI concerning the Adviser remains the same.

SUBADVISER FOR TOTAL RETURN BOND FUND
Morgan Grenfell Investment Services Limited ("MGIS"), located at 20 Finsbury Circus, London, England, acts as Subadviser for the international component of the Total Return Bond Fund pursuant to the terms of a subadvisory contract.
MGIS is registered as an investment adviser with the Commission and provides a full range of international investment advisory services to institutional clients. All of the outstanding voting stock of MGIS is owned by Morgan Grenfell Asset Management, Ltd. ("MGAM"), which is an indirect wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. As of June 30, 1997, MGIS managed approximately $16 billion in assets. Under the Subadvisory contract, the Adviser, and not the Fund, will pay the Subadviser 0.08% of the average daily net assets of the Total Return Bond Fund.

ADMINISTRATOR
Morgan Grenfell Inc. (the "Administrator"), 150 South Independence Square West, Philadelphia, PA 19106, serves as the Trust's administrator pursuant to an Administration Agreement dated August 27, 1998. See "Management of the Funds - Administrator and Distributor" in the Prospectus and "Investment Advisory and Other Services - Administrator" in the SAI for a description of the services provided under the Administration Agreement.

For its services under the Administration Agreement, the Administrator receives a monthly fee at the following annual rates of the aggregate average daily net assets of such Fund: 0.12% for the Fixed Income Funds; 0.22% for the Equity Funds. The Administrator will pay Accounting Agency and Transfer Agency fees out of the Administration fee. Previously, these fees were charged directly to the Funds. NET FUND OPERATING EXPENSES WILL REMAIN UNCHANGED SINCE THE ADVISER HAS AGREED TO REDUCE ITS ADVISORY FEE AND TO MAKE ARRANGEMENTS TO LIMIT CERTAIN OTHER EXPENSES TO THE EXTENT NECESSARY TO LIMIT FUND OPERATING EXPENSES OF EACH FUND TO THE SPECIFIED PERCENTAGE OF EACH FUND'S NET ASSETS AS DEMONSTRATED IN THE EXPENSE INFORMATION TABLE ON PAGE 4 OF THE PROSPECTUS. IN ITS SOLE

DISCRETION THE ADVISER MAY TERMINATE OR MODIFY THIS VOLUNTARY AGREEMENT AT ANY TIME AFTER OCTOBER 31, 1998.

CUSTODIAN
Brown Brothers Harriman and Co. (the "Custodian"), 40 Water Street, Boston, MA 02109, serves as the Trust's custodian pursuant to a Custodian Agreement. See "Investment Advisory and Other Services - Custodian" in the SAI for a description of the services provided under the Custodian Agreement.


FOR THE PROSPECTUS:

INVESTMENT OBJECTIVES AND POLICIES

TOTAL RETURN BOND FUND
THE FOLLOWING PARAGRAPH REPLACES IN ITS ENTIRETY THE SECOND PARAGRAPH UNDER "INVESTMENT OBJECTIVES AND POLICIES - TOTAL RETURN BOND FUND" IN THE PROSPECTUS:

Under normal circumstances, the Fund may invest up to 35% of its total assets in cash, money market instruments and, subject to the limits described below, foreign currency-denominated bonds and below investment grade bonds, including below investment grade bonds of issuers located in countries with emerging securities markets. The Fund may not invest more than 30% of its total assets in foreign currency-denominated bonds. At the discretion of the Adviser, the Fund may use certain techniques, including forward foreign currency exchange contracts, options and futures on currencies and currency swaps, to manage its exposure to fluctuations in currency exchange rates and, in some circumstances, to seek to profit from exchange rate fluctuations.


MANAGEMENT OF THE FUNDS
THE FOLLOWING PARAGRAPH REPLACES IN ITS ENTIRETY THE SIXTH PARAGRAPH UNDER "MANAGEMENT OF THE FUNDS" IN THE PROSPECTUS RELATING TO THE HIGH YIELD BOND
FUND:

Mr. Curtiss O. Barrows is a senior vice president with the Adviser and serves as the portfolio manager of the High Yield Bond Fund. Mr. Barrows has been in the investment advisory business since 1981.


PURCHASE OF INSTITUTIONAL SHARES
THE FOLLOWING PARAGRAPHS REPLACE IN THEIR ENTIRETY THE FIRST PARAGRAPH UNDER "PURCHASE OF INSTITUTIONAL SHARES" IN THE PROSPECTUS:

Investors may invest in institutional shares by establishing a shareholder account with the Trust. Alternatively, each Fund has authorized brokers to accept purchase and redemption orders on each Fund's behalf. Brokers are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. Investors who invest through brokers or their designated intermediaries may be subject to minimums established by their broker or designated intermediary.

Investors who establish shareholder accounts with the Trust should submit purchase orders to the Transfer Agent as described below. Investors who invest through authorized brokers or their designated intermediaries should submit purchase orders directly to their broker or designated intermediary. The broker or intermediary may charge you a transaction fee. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Institutional shares of any Fund may be purchased on any Business Day at the net asset value next determined after receipt of the order, in good order, by the Transfer Agent or the investor's broker or designated intermediary, as the case may be. A "Business Day" means any day on which the New York Stock Exchange (the "NYSE") is open. For an investor who has a shareholder account with the Trust, the Transfer Agent must receive the investor's purchase order before the close of regular trading on the NYSE (usually 4:00 p.m., Eastern Time) for the investor to receive that day's net asset value. For an investor who invests through an authorized broker or designated intermediary, the broker or intermediary must receive the investor's purchase order before the close of regular trading on the NYSE and promptly forward such order to the Transfer Agent for the investor to receive that day's net asset value. Brokers and designated intermediaries are responsible for promptly forwarding such investors' purchase orders to the Transfer Agent.

Shareholders will be entitled to dividends payable with respect to their shares of a Fund if they are shareholders of the Fund on the record date for such dividend. There is no sales charge in connection with purchases of institutional shares. The Trust reserves the right, in its sole discretion, to reject any purchase offer and to suspend the offering of shares.


REDEMPTION OF INSTITUTIONAL SHARES
THE FOLLOWING PARAGRAPH REPLACES IN ITS ENTIRETY THE FIRST PARAGRAPH UNDER "REDEMPTION OF INSTITUTIONAL SHARES" IN THE PROSPECTUS.

Investors who establish shareholder accounts with the Trust should submit redemption orders to the Transfer Agent as described below. Investors who invest through authorized brokers or their designated intermediaries should submit redemption orders directly to their broker or designated intermediary. The broker or intermediary may charge a transaction fee. A Fund will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Institutional shares of any Fund may be redeemed on any Business Day at the net asset value next determined after receipt of the order, in good order, by the Transfer Agent or by the investor's broker or designated intermediary, as the case may be. A "Business Day" means any day on which the New York Stock Exchange (the "NYSE") is open. For an investor who has a shareholder account with the Trust, the Transfer Agent must receive the investor's redemption order before the close of regular trading on the NYSE (usually 4:00 p.m., Eastern Time) for the investor to receive that day's net asset value. For an investor who invests through an authorized broker or designated intermediary, the broker or intermediary must receive the investor's redemption order before the close of regular trading on the NYSE and promptly forward such order to the Transfer Agent for the investor to receive that day's net asset value. Authorized brokers and intermediaries are responsible for promptly forwarding such investors' redemption orders to the Transfer Agent.


CHANGE OF ADDRESS FOR OVERNIGHT MAIL FOR DST SYSTEMS, INC.
THE FOLLOWING ADDRESS REPLACES IN ITS ENTIRETY THE ADDRESS FOR OVERNIGHT MAIL FOR DST SYSTEMS, INC. UNDER "PURCHASE OF INSTITUTIONAL SHARES - PURCHASES BY MAIL" AND "PURCHASE OF INSTITUTIONAL SHARES - PURCHASES BY WIRE" IN THE
PROSPECTUS:

BY OVERNIGHT MAIL:
Morgan Grenfell Investment Trust
c/o DST Systems, Inc.  CT-8 Tower
330 West 9th Street
Kansas City, MO 64105

APPENDIX A
THE FOLLOWING REPLACES IN ITS ENTIRETY THE SECTION TITLED "PERFORMANCE OF MGCM MICROCAP COMPOSITE AND RUSSELL 2000" IN APPENDIX A OF THE PROSPECTUS.


                          MORGAN GRENFELL INVESTMENT TRUST

                           Morgan Grenfell Microcap Fund
              Performance of MGCM Microcap Composite And Russell 2000



                                  AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------------
                              MGCM MICROCAP COMPOSITE     RUSSELL
            YEAR                  (NET OF FEES)            2000
-----------------------------------------------------------------
            1997             18.80%                      22.36%

            1996             50.67%                      16.49%

            1995             54.29%                      28.44%

            1994            (16.71)%                     (1.81)%

            1993             18.15%                      18.89%

            1992              3.49%                      18.42%

            1991             74.37%                      46.05%

            1990             (2.48)%                    (19.50)%

            1989             24.25%                      16.24%

            1988             14.13%                      24.89%

            1987             (4.91)%                     (8.77)%
-----------------------------------------------------------------
  ANNUALIZED TOTAL RETURN    18.47%                      13.28%
  FOR PERIOD FROM
  DECEMBER 31, 1986
  TO DECEMBER 31, 1997



FOR THE SAI:

TRUSTEES AND OFFICERS
THE FOLLOWING PARAGRAPH IS HEREBY DELETED FROM THE SECTION TITLED "TRUSTEES AND OFFICERS" WITHIN THE STATEMENT OF ADDITIONAL INFORMATION:

Martin Hall                   Vice President      Portfolio Manager, Fixed
150 S. Independence Sq. W.                        Income Team
Philadelphia, PA  19106                           MGIS (since 1988)
(age 39)



                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                  INTERNATIONAL


                          MORGAN GRENFELL INVESTMENT TRUST
                                INSTITUTIONAL SHARES

                       SUPPLEMENT DATED DECEMBER 17, 1998 TO
             PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED
                     FEBRUARY 25, 1998 (REVISED MARCH 6, 1998)


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"). IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS OR SAI.


FOR THE PROSPECTUS AND SAI:

FUND NAME CHANGES

EUROPEAN EQUITY FUND
THE NAME OF THE EUROPEAN EQUITY FUND HAS BEEN CHANGED TO THE EUROPEAN EQUITY GROWTH FUND. THE PROSPECTUS AND SAI ARE HEREBY AMENDED TO REFLECT THIS CHANGE.

PACIFIC BASIN EQUITY FUND
THE NAME OF THE PACIFIC BASIN EQUITY FUND HAS BEEN CHANGED TO THE NEW ASIA FUND. THE PROSPECTUS AND SAI ARE HEREBY AMENDED TO REFLECT THIS CHANGE.

MANAGEMENT OF THE FUNDS

ADMINISTRATOR
Morgan Grenfell Inc. (the "Administrator"), 150 South Independence Square West, Philadelphia, PA 19106, serves as the Trust's administrator pursuant to an Administration Agreement dated August 27, 1998. See "Management of the Funds - Administrator and Distributor" in the Prospectus and "Investment Advisory and Other Services - Administrator" in the SAI for a description of the services provided under the Administration Agreement.

For its services under the Administration Agreement, the Administrator receives a monthly fee at the following annual rates of the aggregate average daily net assets of such Fund: 0.25% for the Fixed Income Funds; 0.30% for the Equity Funds. The Administrator will pay Accounting Agency and Transfer Agency fees out of the Administration fee. Previously, these fees were charged directly to the Funds. NET FUND OPERATING EXPENSES WILL REMAIN UNCHANGED SINCE THE ADVISER HAS AGREED TO REDUCE ITS ADVISORY FEE AND TO MAKE ARRANGEMENTS TO LIMIT CERTAIN OTHER EXPENSES TO THE EXTENT NECESSARY TO LIMIT FUND OPERATING EXPENSES OF EACH FUND TO THE SPECIFIED PERCENTAGE OF EACH FUND'S NET ASSETS AS DEMONSTRATED IN THE EXPENSE INFORMATION TABLE ON PAGE 4 OF THE PROSPECTUS. IN ITS SOLE DISCRETION THE ADVISER MAY TERMINATE OR MODIFY THIS VOLUNTARY AGREEMENT AT ANY TIME AFTER OCTOBER 31, 1998.

CUSTODIAN
Brown Brothers Harriman and Co. (the "Custodian"), 40 Water Street, Boston, MA 02109, serves as the Trust's custodian pursuant to a Custodian Agreement. See "Investment Advisory and Other Services - Custodian" in the SAI for a description of the services provided under the Custodian Agreement.


FOR THE PROSPECTUS:

INVESTMENT OBJECTIVES AND POLICIES

EUROPEAN EQUITY GROWTH FUND
THE FOLLOWING PARAGRAPH REPLACES IN ITS ENTIRETY THE FIRST PARAGRAPH UNDER "INVESTMENT OBJECTIVES AND POLICIES - EUROPEAN EQUITY FUND" IN THE PROSPECTUS.

The investment objective of the European Equity Growth Fund is to maximize capital appreciation. Under normal circumstances, the Fund pursues this objective by investing at least 65% of its total assets in equity and equity-related securities of issuers located in Europe, including France, Germany, Italy, the Netherlands, Spain, Sweden, Switzerland, and the United Kingdom, or such other European countries as the Fund's investment adviser may select in its discretion.

NEW ASIA FUND
THE FOLLOWING PARAGRAPH REPLACES IN ITS ENTIRETY THE FIRST PARAGRAPH UNDER "INVESTMENT OBJECTIVES AND POLICIES - PACIFIC BASIN EQUITY FUND" IN THE PROSPECTUS.

The investment objective of the New Asia Fund is to maximize capital appreciation. Under normal circumstances, the Fund pursues this objective by investing at least 65% of its total assets in equity and equity-related securities of companies located in Asian Pacific Basin countries, including Australia, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, Indonesia, Taiwan, South Korea and New Zealand, or such other Pacific Basin countries as the Fund's investment adviser may select in its discretion.

MANAGEMENT OF THE FUNDS

PORTFOLIO MANAGER INFORMATION
Effective December 31, 1998, Graham Bamping will no longer serve as a portfolio manager for the Morgan Grenfell Mutual Funds.


PURCHASE OF INSTITUTIONAL SHARES
THE FOLLOWING PARAGRAPHS REPLACE IN THEIR ENTIRETY THE FIRST PARAGRAPH UNDER "PURCHASE OF INSTITUTIONAL SHARES" IN THE PROSPECTUS:

Investors may invest in institutional shares by establishing a shareholder account with the Trust. Alternatively, each Fund has authorized brokers to accept purchase and redemption orders on each Fund's behalf. Brokers are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. Investors who invest through brokers or their designated intermediaries may be subject to minimums established by their broker or designated intermediary.

Investors who establish shareholder accounts with the Trust should submit purchase orders to the Transfer Agent as described below. Investors who invest through authorized brokers or their designated intermediaries should submit purchase orders directly to their broker or designated intermediary. The broker or intermediary may charge you a transaction fee. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Institutional shares of any Fund may be purchased on any Business Day at the net asset value next determined after receipt of the order, in good order, by the Transfer Agent or the investor's broker or designated intermediary, as the case may be. A "Business Day" means any day on which the New York Stock Exchange (the "NYSE") is open. For an investor who has a shareholder account with the Trust, the Transfer Agent must receive the investor's purchase order before the close of regular trading on the NYSE (usually 4:00 p.m., Eastern Time) for the investor to receive that day's net asset value. For an investor who invests through an authorized broker or designated intermediary, the broker or intermediary must receive the investor's purchase order before the close of regular trading on the NYSE and promptly forward such order to the Transfer Agent for the investor to receive that day's net asset value. Brokers and designated intermediaries are responsible for promptly forwarding such investors' purchase orders to the Transfer Agent.

Shareholders will be entitled to dividends payable with respect to their shares of a Fund if they are shareholders of the Fund on the record date for such dividend. There is no sales charge in connection with purchases of institutional shares. The Trust reserves the right, in its sole discretion, to reject any purchase offer and to suspend the offering of shares.


REDEMPTION OF INSTITUTIONAL SHARES
THE FOLLOWING PARAGRAPH REPLACES IN ITS ENTIRETY THE FIRST PARAGRAPH UNDER "REDEMPTION OF INSTITUTIONAL SHARES" IN THE PROSPECTUS.

Investors who establish shareholder accounts with the Trust should submit redemption orders to the Transfer Agent as described below. Investors who invest through authorized brokers or their designated intermediaries should submit redemption orders directly to their broker or designated intermediary. The broker or intermediary may charge a transaction fee. A Fund will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Institutional shares of any Fund may be redeemed on any Business Day at the net asset value next determined after receipt of the order, in good order, by the Transfer Agent or by the investor's broker or designated intermediary, as the case may be. A "Business Day" means any day on which the New York Stock Exchange (the "NYSE") is open. For an investor who has a shareholder account with the Trust, the Transfer Agent must receive the investor's redemption order before the close of regular trading on the NYSE (usually 4:00 p.m., Eastern Time) for the investor to receive that day's net asset value. For an investor who invests through an authorized broker or designated intermediary, the broker or intermediary must receive the investor's redemption order before the close of regular trading on the NYSE and promptly forward such order to the Transfer Agent for the investor to receive that day's net asset value. Authorized brokers and intermediaries are responsible for promptly forwarding such investors' redemption orders to the Transfer Agent.


CHANGE OF ADDRESS FOR OVERNIGHT MAIL FOR DST SYSTEMS, INC.
THE FOLLOWING ADDRESS REPLACES IN ITS ENTIRETY THE ADDRESS FOR OVERNIGHT MAIL FOR DST SYSTEMS, INC. UNDER "PURCHASES OF INSTITUTIONAL SHARES - PURCHASES BY MAIL" AND "PURCHASES OF INTERNATIONAL SHARES - PURCHASES BY WIRE" IN THE
PROSPECTUS:

BY OVERNIGHT MAIL:
Morgan Grenfell Investment Trust
c/o DST Systems, Inc.  CT-8 Tower
330 West 9th Street
Kansas City, MO 64105

FOR THE SAI:

TRUSTEES AND OFFICERS
THE FOLLOWING PARAGRAPH IS HEREBY DELETED FROM THE SECTION TITLED "TRUSTEES AND OFFICERS" WITHIN THE STATEMENT OF ADDITIONAL INFORMATION:

Martin Hall                   Vice President      Portfolio Manager, Fixed
150 S. Independence Sq. W.                        Income Team
Philadelphia, PA  19106                           MGIS (since 1988)
(age 39)




                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                       DOMESTIC


                          MORGAN GRENFELL INVESTMENT TRUST
                                   SERVICE SHARES

                       SUPPLEMENT DATED DECEMBER 17, 1998 TO
             PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED
                     FEBRUARY 25, 1998 (REVISED MARCH 6, 1998)



THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"). IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS AND SAI.


FOR THE PROSPECTUS AND SAI:

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER
The investment adviser to the Funds, Morgan Grenfell Capital Management Incorporated, has changed its name to Morgan Grenfell Inc. All other information disclosed in the prospectus and SAI concerning the Adviser remains the same.

SUBADVISER FOR TOTAL RETURN BOND FUND
Morgan Grenfell Investment Services Limited ("MGIS"), located at 20 Finsbury Circus, London, England, acts as Subadviser for the international component of the Total Return Bond Fund pursuant to the terms of a subadvisory contract.
MGIS is registered as an investment adviser with the Commission and provides a full range of international investment advisory services to institutional clients. All of the outstanding voting stock of MGIS is owned by Morgan Grenfell Asset Management, Ltd. ("MGAM"), which is an indirect wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. As of June 30, 1998, MGIS managed approximately $16 billion in assets. Under the Subadvisory contract, the Adviser, and not the Fund, will pay the Subadviser 0.08% of the average daily net assets of the Total Return Bond Fund.

ADMINISTRATOR
Morgan Grenfell Inc. (the "Administrator"), 150 South Independence Square West, Philadelphia, PA 19106, serves as the Trust's administrator pursuant to an Administration Agreement dated August 27, 1998. See "Management of the Funds - Administrator and Distributor" in the Prospectus and "Investment Advisory and Other Services - Administrator" in the SAI for a description of the services provided under the Administration Agreement.

For its services under the Administration Agreement, the Administrator receives a monthly fee at the following annual rates of the aggregate average daily net assets of such Fund: 0.12% for the Fixed Income Funds; 0.22% for the Equity Funds. The Administrator will pay Accounting Agency and Transfer Agency fees out of the Administration fee. Previously, these fees were charged directly to the Funds. NET FUND OPERATING EXPENSES WILL REMAIN UNCHANGED SINCE THE ADVISER HAS AGREED TO REDUCE ITS ADVISORY FEE AND TO MAKE ARRANGEMENTS TO LIMIT CERTAIN OTHER EXPENSES TO THE EXTENT NECESSARY TO LIMIT FUND OPERATING EXPENSES OF EACH FUND TO THE SPECIFIED PERCENTAGE OF EACH FUND'S NET ASSETS AS DEMONSTRATED IN THE EXPENSE INFORMATION TABLE ON PAGE 4 OF THE PROSPECTUS. IN ITS SOLE

DISCRETION THE ADVISER MAY TERMINATE OR MODIFY THIS VOLUNTARY AGREEMENT AT ANY TIME AFTER OCTOBER 31, 1998.

CUSTODIAN
Brown Brothers Harriman and Co. (the "Custodian"), 40 Water Street, Boston, MA 02109, serves as the Trust's custodian pursuant to a Custodian Agreement. See "Investment Advisory and Other Services - Custodian" in the SAI for a description of the services provided under the Custodian Agreement.


FOR THE PROSPECTUS:

INVESTMENT OBJECTIVES AND POLICIES

TOTAL RETURN BOND FUND
THE FOLLOWING PARAGRAPH REPLACES IN ITS ENTIRETY THE SECOND PARAGRAPH UNDER "INVESTMENT OBJECTIVES AND POLICIES - TOTAL RETURN BOND FUND" IN THE PROSPECTUS:

Under normal circumstances, the Fund may invest up to 35% of its total assets in cash, money market instruments and, subject to the limits described below, foreign currency-denominated bonds and below investment grade bonds, including below investment grade bonds of issuers located in countries with emerging
securities markets.   The Fund may not invest more than 30% of its total assets
in foreign currency-denominated bonds. At the discretion of the Adviser, the Fund may use certain techniques, including forward foreign currency exchange contracts, options and futures on currencies and currency swaps, to manage its exposure to fluctuations in currency exchange rates and, in some circumstances, to seek to profit from exchange rate fluctuations.


MANAGEMENT OF THE FUNDS

THE FOLLOWING PARAGRAPH REPLACES IN ITS ENTIRETY THE SIXTH PARAGRAPH UNDER "MANAGEMENT OF THE FUNDS" IN THE PROSPECTUS RELATING TO THE HIGH YIELD BOND
FUND:

Mr. Curtiss O. Barrows is a senior vice president with the Adviser and serves as the portfolio manager of the High Yield Bond Fund. Mr. Barrows has been in the investment advisory business since 1981.


PURCHASE OF SERVICE SHARES
THE FOLLOWING PARAGRAPHS REPLACE IN THEIR ENTIRETY THE FIRST TWO PARAGRAPHS UNDER "PURCHASE OF SERVICE SHARES" IN THE PROSPECTUS:

In order to make an initial investment in service shares of a Fund, an investor must establish an account with a Service Organization. Each Fund has authorized Service Organizations, including authorized brokers of the Service Organizations, to accept purchase and redemption orders on each Fund's behalf. Brokers are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. Alternatively, investors may invest in service shares by establishing a shareholder account with the Trust (in addition to the account with their Service Organization). Investors who invest through their Service Organization may be subject to minimums established by their Service Organization for initial and subsequent investments. Unless waived by the Trust, the minimum initial investment for service shares is $250,000.

Investors who invest through Omnibus Accounts, authorized brokers or their designated intermediaries should submit purchase orders directly to their Service Organization, broker or designated intermediary. A

Fund will be deemed to have received a purchase or redemption order when a Service Organization, an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors who establish shareholder accounts with the Trust should submit purchase orders to the Transfer Agent as described below. Service shares of any Fund may be purchased on any Business Day at the net asset value next determined after receipt of the order, in good order, by the investor's Service Organization, broker or designated intermediary, or by the Transfer Agent, as the case may be. A "Business Day" means any day on which the New York Stock Exchange (the "NYSE") is open. For an investor who invests through an Omnibus Account or mutual fund marketplace, the investor's authorized broker or designated intermediary must receive the investor's purchase order before the close of regular trading on the NYSE (usually 4:00 p.m., Eastern Time) and promptly forward such order to the Transfer Agent for the investor to receive that day's net asset value. Service Organizations, brokers and designated intermediaries are responsible for promptly forwarding such investors' purchase orders to the Transfer Agent. For an investor who has a shareholder account with the Trust, the Transfer Agent must receive the investor's purchase order before the close of regular trading on the NYSE for the investor to receive that day's net asset value.


REDEMPTION OF SERVICE SHARES
THE FOLLOWING PARAGRAPH REPLACES IN ITS ENTIRETY, THE FIRST PARAGRAPH UNDER "REDEMPTION OF SERVICE SHARES" IN THE PROSPECTUS.

Investors who invest through Omnibus Accounts, authorized brokers or their designated intermediaries should submit redemption orders directly to their Service Organization, broker or designated intermediary. A Fund will be deemed to have received a redemption order when a Service Organization, an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors who establish shareholder accounts with the Trust should submit redemption orders to the Transfer Agent as described below. Service shares of any Fund may be redeemed on any Business Day at the net asset value next determined after receipt of the order, in good order, by the investor's Service Organization, broker or designated intermediary, or by the Transfer Agent, as the case may be. A "Business Day" means any day on which the New York Stock Exchange (the "NYSE") is open. For an investor who invests through an Omnibus Account or mutual fund marketplace, the investor's authorized broker or designated intermediary must receive the investor's redemption order before the close of regular trading on the NYSE (usually 4:00 p.m., Eastern Time) and promptly forward such order to the Transfer Agent for the investor to receive that day's net asset value. Service Organizations and authorized brokers and intermediaries are responsible for promptly forwarding such investors' redemption orders to the Transfer Agent. For an investor who has a shareholder account with the Trust, the Transfer Agent must receive the investor's redemption order before the close of regular trading on the NYSE for the investor to receive that day's net asset value.


CHANGE OF ADDRESS FOR OVERNIGHT MAIL FOR DST SYSTEMS, INC.
THE FOLLOWING ADDRESS REPLACES IN ITS ENTIRETY THE ADDRESS FOR OVERNIGHT MAIL FOR DST SYSTEMS, INC. UNDER "PURCHASE OF SERVICE SHARES - PURCHASES BY MAIL" AND "PURCHASE OF SERVICE SHARES - PURCHASES BY WIRE" IN THE PROSPECTUS:

BY OVERNIGHT MAIL:
Morgan Grenfell Investment Trust
c/o DST Systems, Inc.  CT-8 Tower
330 West 9th Street
Kansas City, MO 64105

APPENDIX A
THE FOLLOWING REPLACES IN ITS ENTIRETY THE SECTION TITLED "PERFORMANCE OF MGCM MICROCAP COMPOSITE AND RUSSELL 2000" IN APPENDIX A OF THE PROSPECTUS.



                          MORGAN GRENFELL INVESTMENT TRUST

                           Morgan Grenfell Microcap Fund
              Performance of MGCM Microcap Composite And Russell 2000

                                         AVERAGE ANNUAL TOTAL RETURN
---------------------------------------------------------------------------
                                   MGCM MICROCAP COMPOSITE    RUSSELL
                  YEAR                 (NET OF FEES)          2000
---------------------------------------------------------------------------
                  1997             18.80%                    22.36%

                  1996             50.67%                    16.49%

                  1995             54.29%                    28.44%

                  1994            (16.71)%                   (1.81)%

                  1993             18.15%                    18.89%

                  1992              3.49%                    18.42%

                  1991             74.37%                    46.05%

                  1990             (2.48)%                  (19.50)%

                  1989             24.25%                    16.24%

                  1988             14.13%                    24.89%

                  1987             (4.91)%                   (8.77)%
---------------------------------------------------------------------------
      ANNUALIZED TOTAL RETURN FOR  18.47%                    13.28%
      PERIOD FROM DECEMBER 31,
      1986 TO DECEMBER 31, 1997


FOR THE SAI:

TRUSTEES AND OFFICERS
THE FOLLOWING PARAGRAPH IS HEREBY DELETED FROM THE SECTION TITLED "TRUSTEES AND OFFICERS" WITHIN THE STATEMENT OF ADDITIONAL INFORMATION:

Martin Hall                   Vice President      Portfolio Manager, Fixed
150 S. Independence Sq. W.                        Income Team
Philadelphia, PA  19106                           MGIS (since 1988)
(age 39)



                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                           INTERNATIONAL EQUITY


                          MORGAN GRENFELL INVESTMENT TRUST
                                   SERVICE SHARES

                       SUPPLEMENT DATED DECEMBER 17, 1998 TO
             PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED
                     FEBRUARY 25, 1998 (REVISED MARCH 6, 1998)


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"). IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS AND SAI.

FOR THE PROSPECTUS AND SAI:

FUND NAME CHANGES

EUROPEAN EQUITY FUND
THE NAME OF THE EUROPEAN EQUITY FUND HAS BEEN CHANGED TO THE EUROPEAN EQUITY GROWTH FUND. THE PROSPECTUS AND SAI ARE HEREBY AMENDED TO REFLECT THIS CHANGE.

PACIFIC BASIN EQUITY FUND
THE NAME OF THE PACIFIC BASIN EQUITY FUND HAS BEEN CHANGED TO THE NEW ASIA FUND. THE PROSPECTUS AND SAI ARE HEREBY AMENDED TO REFLECT THIS CHANGE.

MANAGEMENT OF THE FUNDS

ADMINISTRATOR
Morgan Grenfell Inc. (the "Administrator"), 150 South Independence Square West, Philadelphia, PA 19106, serves as the Trust's administrator pursuant to an Administration Agreement dated August 27, 1998. See "Management of the Funds - Administrator and Distributor" in the Prospectus and "Investment Advisory and Other Services - Administrator" in the SAI for a description of the services provided under the Administration Agreement.

For its services under the Administration Agreement, the Administrator receives a monthly fee at the annual rate of 0.30% of the aggregate average daily net assets of each Fund. The Administrator will pay Accounting Agency and Transfer Agency fees out of the Administration fee. Previously, these fees were charged directly to the Funds. NET FUND OPERATING EXPENSES WILL REMAIN UNCHANGED SINCE THE ADVISER HAS AGREED TO REDUCE ITS ADVISORY FEE AND TO MAKE ARRANGEMENTS TO LIMIT CERTAIN OTHER EXPENSES TO THE EXTENT NECESSARY TO LIMIT FUND OPERATING EXPENSES OF EACH FUND TO THE SPECIFIED PERCENTAGE OF EACH FUND'S NET ASSETS AS DEMONSTRATED IN THE EXPENSE INFORMATION TABLE ON PAGE 3 OF THE PROSPECTUS. IN ITS SOLE DISCRETION THE ADVISER MAY TERMINATE OR MODIFY THIS VOLUNTARY AGREEMENT AT ANY TIME AFTER OCTOBER 31, 1998.


CUSTODIAN
Brown Brothers Harriman and Co. (the "Custodian"), 40 Water Street, Boston, MA 02109, serves as the Trust's custodian pursuant to a Custodian Agreement. See "Investment Advisory and Other Services - Custodian" in the SAI for a description of the services provided under the Custodian Agreement.

FOR THE PROSPECTUS:

INVESTMENT OBJECTIVES AND POLICIES

EUROPEAN EQUITY GROWTH FUND
THE FOLLOWING PARAGRAPH REPLACES IN ITS ENTIRETY THE FIRST PARAGRAPH UNDER "INVESTMENT OBJECTIVES AND POLICIES - EUROPEAN EQUITY FUND" IN THE PROSPECTUS.

The investment objective of the European Equity Growth Fund is to maximize capital appreciation. Under normal circumstances, the Fund pursues this objective by investing at least 65% of its total assets in equity and equity-related securities of issuers located in Europe, including France, Germany, Italy, the Netherlands, Spain, Sweden, Switzerland, and the United Kingdom, or such other European countries as the Fund's investment adviser may select in its discretion.

NEW ASIA FUND
THE FOLLOWING PARAGRAPH REPLACES IN ITS ENTIRETY THE FIRST PARAGRAPH UNDER "INVESTMENT OBJECTIVES AND POLICIES - PACIFIC BASIN EQUITY FUND" IN THE PROSPECTUS.

The investment objective of the New Asia Fund is to maximize capital appreciation. Under normal circumstances, the Fund pursues this objective by investing at least 65% of its total assets in equity and equity-related securities of companies located in Asian Pacific Basin countries, including Australia, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, Indonesia, Taiwan, South Korea and New Zealand, or such other Pacific Basin countries as the Fund's investment adviser may select in its discretion.

MANAGEMENT OF THE FUNDS

PORTFOLIO MANAGER INFORMATION
Effective December 31, 1998, Graham Bamping will no longer serve as a portfolio manager for the Morgan Grenfell Mutual Funds.

PURCHASE OF SERVICE SHARES
THE FOLLOWING PARAGRAPHS REPLACE IN THEIR ENTIRETY THE FIRST TWO PARAGRAPHS UNDER "PURCHASE OF SERVICE SHARES" IN THE PROSPECTUS:

In order to make an initial investment in service shares of a Fund, an investor must establish an account with a Service Organization. Each Fund has authorized Service Organizations, including authorized brokers of the Service Organizations, to accept purchase and redemption orders on each Fund's behalf. Brokers are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. Alternatively, investors may invest in service shares by establishing a shareholder account with the Trust (in addition to the account with their Service Organization). Investors who invest through their Service Organization may be subject to minimums established by their Service Organization for initial and subsequent investments. Unless waived by the Trust, the minimum initial investment for service shares is $250,000.

Investors who invest through Omnibus Accounts, authorized brokers or their designated intermediaries should submit purchase orders directly to their Service Organization, broker or designated intermediary. A Fund will be deemed to have received a purchase or redemption order when a Service Organization, an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors who establish shareholder accounts with the Trust should submit purchase orders to the Transfer Agent as described below. Service shares of any Fund may be purchased on any Business Day at the net asset value next determined after receipt of the order, in good order, by the investor's Service Organization, broker or designated intermediary, or by the Transfer Agent, as the case may be. A "Business Day" means any day on which the New York Stock Exchange (the "NYSE") is open. For an investor who invests through an Omnibus Account or mutual fund marketplace, the investor's authorized broker or designated intermediary must receive the investor's purchase order before the close of regular trading on the NYSE (usually 4:00 p.m., Eastern
Time) and promptly forward such order to the Transfer Agent for the investor to receive that day's net asset value. Service Organizations, brokers and designated intermediaries are responsible for promptly forwarding such investors' purchase orders to the Transfer Agent. For an investor who has a shareholder account with the Trust, the Transfer Agent must receive the investor's purchase order before the close of regular trading on the NYSE for the investor to receive that day's net asset value.

REDEMPTION OF SERVICE SHARES
THE FOLLOWING PARAGRAPH REPLACES IN ITS ENTIRETY, THE FIRST PARAGRAPH UNDER "REDEMPTION OF SERVICE SHARES" IN THE PROSPECTUS.

Investors who invest through Omnibus Accounts, authorized brokers or their designated intermediaries should submit redemption orders directly to their Service Organization, broker or designated intermediary. A Fund will be deemed to have received a redemption order when a Service Organization, an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors who establish shareholder accounts with the Trust should submit redemption orders to the Transfer Agent as described below. Service shares of any Fund may be redeemed on any Business Day at the net asset value next determined after receipt of the order, in good order, by the investor's Service Organization, broker or designated intermediary, or by the Transfer Agent, as the case may be. A "Business Day" means any day on which the New York Stock Exchange (the "NYSE") is open. For an investor who invests through an Omnibus Account or mutual fund marketplace, the investor's authorized broker or designated intermediary must receive the investor's redemption order before the close of regular trading on the NYSE (usually 4:00 p.m., Eastern Time) and promptly forward such order to the Transfer Agent for the investor to receive that day's net asset value. Service Organizations and authorized brokers and intermediaries are responsible for promptly forwarding such investors' redemption orders to the Transfer Agent. For an investor who has a shareholder account with the Trust, the Transfer Agent must receive the investor's redemption order before the close of regular trading on the NYSE for the investor to receive that day's net asset value.


CHANGE OF ADDRESS FOR OVERNIGHT MAIL FOR DST SYSTEMS, INC.
THE FOLLOWING ADDRESS REPLACES IN ITS ENTIRETY THE ADDRESS FOR OVERNIGHT MAIL FOR DST SYSTEMS, INC. UNDER "PURCHASE OF SERVICE SHARES - PURCHASES BY MAIL" AND "PURCHASE OF SERVICE SHARES - PURCHASES BY WIRE" IN THE PROSPECTUS:

BY OVERNIGHT MAIL:
Morgan Grenfell Investment Trust
c/o DST Systems, Inc.  CT-8 Tower
330 West 9th Street
Kansas City, MO 64105

FOR THE SAI:

TRUSTEES AND OFFICERS
THE FOLLOWING PARAGRAPH IS HEREBY DELETED FROM THE SECTION TITLED "TRUSTEES AND OFFICERS" WITHIN THE STATEMENT OF ADDITIONAL INFORMATION:

Martin Hall                   Vice President      Portfolio Manager, Fixed
150 S. Independence Sq. W.                        Income Team
Philadelphia, PA  19106                           MGIS (since 1988)
(age 39)




                 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                      INTERNATIONAL FIXED INCOME


                          MORGAN GRENFELL INVESTMENT TRUST
                                   SERVICE SHARES

                       SUPPLEMENT DATED DECEMBER 17, 1998 TO
             PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED
                     FEBRUARY 25, 1998 (REVISED MARCH 6, 1998)


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"). IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS AND SAI.

FOR THE PROSPECTUS AND SAI:


MANAGEMENT OF THE FUNDS

ADMINISTRATOR
Morgan Grenfell Inc. (the "Administrator"), 150 South Independence Square West, Philadelphia, PA 19106, serves as the Trust's administrator pursuant to an Administration Agreement dated August 27, 1998. See "Management of the Funds - Administrator and Distributor" in the Prospectus and "Investment Advisory and Other Services - Administrator" in the SAI for a description of the services provided under the Administration Agreement.

For its services under the Administration Agreement, the Administrator receives a monthly fee at the annual rate of 0.30% of the aggregate average daily net assets of each Fund. The Administrator will pay Accounting Agency and Transfer Agency fees out of the Administration fee. Previously, these fees were charged directly to the Funds. NET FUND OPERATING EXPENSES WILL REMAIN UNCHANGED SINCE THE ADVISER HAS AGREED TO REDUCE ITS ADVISORY FEE AND TO MAKE ARRANGEMENTS TO LIMIT CERTAIN OTHER EXPENSES TO THE EXTENT NECESSARY TO LIMIT FUND OPERATING EXPENSES OF EACH FUND TO THE SPECIFIED PERCENTAGE OF EACH FUND'S NET ASSETS AS DEMONSTRATED IN THE EXPENSE INFORMATION TABLE ON PAGE 3 OF THE PROSPECTUS. IN ITS SOLE DISCRETION THE ADVISER MAY TERMINATE OR MODIFY THIS VOLUNTARY AGREEMENT AT ANY TIME AFTER OCTOBER 31, 1998.


CUSTODIAN
Brown Brothers Harriman and Co. (the "Custodian"), 40 Water Street, Boston, MA 02109, serves as the Trust's custodian pursuant to a Custodian Agreement. See "Investment Advisory and Other Services - Custodian" in the SAI for a description of the services provided under the Custodian Agreement.


FOR THE PROSPECTUS:


MANAGEMENT OF THE FUNDS

PORTFOLIO MANAGER INFORMATION
Effective December 31, 1998, Graham Bamping will no longer serve as a portfolio manager for the Morgan Grenfell Mutual Funds.

PURCHASE OF SERVICE SHARES
THE FOLLOWING PARAGRAPHS REPLACE IN THEIR ENTIRETY THE FIRST TWO PARAGRAPHS UNDER "PURCHASE OF SERVICE SHARES" IN THE PROSPECTUS:

In order to make an initial investment in service shares of a Fund, an investor must establish an account with a Service Organization. Each Fund has authorized Service Organizations, including authorized brokers of the Service Organizations, to accept purchase and redemption orders on each Fund's behalf. Brokers are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. Alternatively, investors may invest in service shares by establishing a shareholder account with the Trust (in addition to the account with their Service Organization). Investors who invest through their Service Organization may be subject to minimums established by their Service Organization for initial and subsequent investments. Unless waived by the Trust, the minimum initial investment for service shares is $250,000.

Investors who invest through Omnibus Accounts, authorized brokers or their designated intermediaries should submit purchase orders directly to their Service Organization, broker or designated intermediary. A Fund will be deemed to have received a purchase or redemption order when a Service Organization, an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors who establish shareholder accounts with the Trust should submit purchase orders to the Transfer Agent as described below. Service shares of any Fund may be purchased on any Business Day at the net asset value next determined after receipt of the order, in good order, by the investor's Service Organization, broker or designated intermediary, or by the Transfer Agent, as the case may be. A "Business Day" means any day on which the New York Stock Exchange (the "NYSE") is open. For an investor who invests through an Omnibus Account or mutual fund marketplace, the investor's authorized broker or designated intermediary must receive the investor's purchase order before the close of regular trading on the NYSE (usually 4:00 p.m., Eastern Time) and promptly forward such order to the Transfer Agent for the investor to receive that day's net asset value. Service Organizations, brokers and designated intermediaries are responsible for promptly forwarding such investors' purchase orders to the Transfer Agent. For an investor who has a shareholder account with the Trust, the Transfer Agent must receive the investor's purchase order before the close of regular trading on the NYSE for the investor to receive that day's net asset value.

REDEMPTION OF SERVICE SHARES
THE FOLLOWING PARAGRAPH REPLACES IN ITS ENTIRETY, THE FIRST PARAGRAPH UNDER "REDEMPTION OF SERVICE SHARES" IN THE PROSPECTUS.

Investors who invest through Omnibus Accounts, authorized brokers or their designated intermediaries should submit redemption orders directly to their Service Organization, broker or designated intermediary. A Fund will be deemed to have received a redemption order when a Service Organization, an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors who establish shareholder accounts with the Trust should submit redemption orders to the Transfer Agent as described below. Service shares of any Fund may be redeemed on any Business Day at the net asset value next determined after receipt of the order, in good order, by the investor's Service Organization, broker or designated intermediary, or by the Transfer Agent, as the case may be. A "Business Day" means any day on which the New York Stock Exchange (the "NYSE") is open. For an investor who invests through an Omnibus Account or mutual fund marketplace, the investor's authorized broker or designated intermediary must receive the investor's redemption order before the close of regular trading on the NYSE (usually 4:00 p.m., Eastern Time) and promptly forward such order to the Transfer Agent for the investor to receive that day's net asset value. Service Organizations and authorized brokers and intermediaries are responsible for promptly forwarding such investors' redemption orders to the Transfer Agent. For an investor who has a shareholder account with the Trust, the Transfer Agent must receive the investor's redemption order before the close of regular trading on the NYSE for the investor to receive that day's net asset value.


CHANGE OF ADDRESS FOR OVERNIGHT MAIL FOR DST SYSTEMS, INC.
THE FOLLOWING ADDRESS REPLACES IN ITS ENTIRETY THE ADDRESS FOR OVERNIGHT MAIL FOR DST SYSTEMS, INC. UNDER "PURCHASE OF SERVICE SHARES - PURCHASES BY MAIL" AND "PURCHASE OF SERVICE SHARES - PURCHASES BY WIRE" IN THE PROSPECTUS:

BY OVERNIGHT MAIL:
Morgan Grenfell Investment Trust
c/o DST Systems, Inc.  CT-8 Tower
330 West 9th Street
Kansas City, MO 64105


FOR THE SAI:

TRUSTEES AND OFFICERS
THE FOLLOWING PARAGRAPH IS HEREBY DELETED FROM THE SECTION TITLED "TRUSTEES AND OFFICERS" WITHIN THE STATEMENT OF ADDITIONAL INFORMATION:

Martin Hall                   Vice President      Portfolio Manager, Fixed
150 S. Independence Sq. W.                        Income Team
Philadelphia, PA  19106                           MGIS (since 1988)
(age 39)





                 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.